Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net loss	$ (1,860)	$ (46,566)
Non-cash items:
Depreciation and amortization	60,523	59,003
Gain on sale of vessel (note 16)	0	(170)
Unrealized loss (gain) on derivative instruments (note 9)	4,366	(3,283)
Equity income (note 5)	(584)	(624)
Other	6,538	5,467
Change in operating assets and liabilities	23,198	3,368
Expenditures for dry docking	(27,815)	(6,725)
Net operating cash flow	64,366	10,470
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	16,421	45,659
Scheduled repayments of long-term debt	(50,800)	(66,333)
Prepayments of long-term debt	(109,688)	0
Prepayments of short-term debt (note 7)	(50,000)	0
Proceeds from financing related to sales and leaseback of vessels (note 8)	63,720	0
Scheduled repayments of obligations related to finance leases (note 8)	(12,073)	(3,503)
Cash dividends paid	0	(8,052)
Other	(126)	(92)
Proceeds from short-term debt (note 7)	65,000	0
Net financing cash flow	(77,546)	(32,321)
INVESTING ACTIVITIES
Proceeds from sale of vessel (note 16)	0	589
Expenditures for vessels and equipment	(6,545)	(2,207)
Return of capital from equity-accounted for joint venture	0	746
Net investing cash flow	(6,545)	(872)
Decrease in cash, cash equivalents and restricted cash	(19,725)	(22,723)
Cash, cash equivalents and restricted cash, beginning of the period	60,507	75,710
Cash, cash equivalents and restricted cash, end of the period	$ 40,782	$ 52,987